SUBSEQUENT EVENTS	1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025
SUBSEQUENT EVENTS

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on the review, management identified the following subsequent event that would have required adjustment or disclosure in the financial statements.

On February 5, 2025, the Company’s shareholders approved, through a special resolution, to amend its Post-offering Memorandum and Articles of Association to change its fiscal year end from August 31 to January 31. This amendment was filed with the Cayman Islands Registrar of Companies and became effective on February 21, 2025.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date when these financial statements were issued. Based on this review, the Company identified the following subsequent events that would require adjustment or disclosure in the financial statements.

On November 15, 2025, Greenland, Pelican and ThinkEquity entered into a letter agreement (“Letter Agreement”) whereby ThinkEquity will provide advisory services in connection to the Business Combination. Pursuant to Letter Agreement, upon closing of the Business Combination, Pelican will pay ThinkEquity a cash fee (“Placement Fee”) which includes (i) 6% from the financing arranged through ThinkEquity and (ii) 6% of the amount not redeemed from the Trust Account that is facilitated by ThinkEquity efforts.

On November 24, 2025, Pelican Holdco, Inc. issued a promissory note to Greenland in the amount of $200,000 to be used, in part, for merger related transaction costs (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. As of the date the financial statements were issued, approximately $133,000 has been funded under this arrangement.

Additionally, ThinkEquity will receive Pelicans common stock warrants (“Placement Warrants”) which will be equal to 5% of the (i) common shares raised in financing arranged by ThinkEquity including common shares that are not redeemed in the Trust Account via ThinkEquity efforts and (ii) 5% of aggregate proceeds received by Pelican from a debt financing, divided by the ten-day volume weighted average price (“VWAP”) immediately preceding the date of the closing of the financing. The Placement Warrants shall have an exercise price of $10, a term of 5 years and piggy back registration rights.

SUBSEQUENT EVENTS

Note 10 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as the Chairman, Chief Executive Officer, and Chief Financial Officer (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment. The CODM reviews the position of total assets available to assess if the Company has sufficient resources available to discharge its liabilities.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Three Months Ended October 31, 2025	For the Three Months Ended October 31, 2024	For the Nine Months Ended October 31, 2025	For the Period from July 23, 2024 (Inception) to October 31, 2024
General and administrative expenses	$375,265	$43,064	$726,449	$43,064
Interest earned on investments held in Trust Account	$888,798	$-	$1,524,470	$-

The key measures of segment profit or loss reviewed by the CODM are interest earned on investments held in Trust Account and general and administrative expenses. General and administrative expenses include accounting expenses, printing expenses, and regulatory filing fees, none of which are deemed to be significant segment expenses and are reviewed in aggregate to ensure alignment with budget and contractual obligations. These expenses are monitored to manage and forecast cash available to complete a business combination within the required period.

Pelican Holdco Inc [Member]
SUBSEQUENT EVENTS

NOTE 7 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to October 30, 2025. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

March GL
SUBSEQUENT EVENTS

8.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through October 21, 2025, the date on which these financial statements were available to be issued.

Subsequent to June 30, 2025, the Company completed an additional private placement of common stock, issuing 55,000 shares for gross proceeds of approximately $3,001,480. The proceeds from this offering will be used to fund planned exploration activities and general working capital needs.

SUBSEQUENT EVENTS

7.	OPERATING SEGMENTS

The Company applies the guidance in ASC 280 Segment Reporting, which requires that operating segments be identified based on the way the entity’s chief operating decision maker (CODM) allocates resources and evaluates performance.

The Company has identified its CODM as Robert Price, the Company’s Chief Executive Officer. The CODM is responsible for allocating the resources of the Company and assessing its overall performance.

As of June 30, 2025, the Company operates in a single operating segment, focusing on the acquisition, exploration and development of oil and gas resources. The Company’s principal activities are concentrated in the Jameson Land Basin in eastern Greenland. Accordingly, the Company presents its financial information on a consolidated basis and believes that the entire enterprise represents one reportable segment.

The Company had no revenues for the period from inception (March 31, 2025) through June 30, 2025. Substantially all of its identifiable assets were located in the United States, with prepaid logistics and exploration-related expenditures supporting planned activities in Greenland.

Because the Company operates as a single reportable segment, the required entity-wide disclosures under ASC 280 have been incorporated herein. No disaggregated segment profit or loss information has been separately disclosed because the CODM reviews the consolidated results of the Company as a whole.

March G L [Member]
SUBSEQUENT EVENTS

7.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through January 8, 2026, the date on which these financial statements were available to be issued.

Subsequent to September 30, 2025, the Company completed an additional private placement of common stock, issuing 7,320 shares for gross proceeds of approximately $1,516,000. The proceeds from this offering will be used to fund planned exploration activities and general working capital needs.